RULE 497(J) CERTIFICATION

Date: December 31, 1997

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Berger One Hundred and One Fund, Inc.(the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 46 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement; and

(2) the text of Post-Effective Amendment No. 46 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 31, 1997.


                                       BERGER ONE HUNDRED AND ONE FUND, INC.



                                       By:  /s/ Kevin R. Fay
                                          -------------------------------------
                                          Title: Kevin R. Fay, Vice President